Note 7 - Leases (Details Textual) $ in Thousands			12 Months Ended
	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents, Gross			$ 5,594
Restricted Cash and Cash Equivalents, Noncurrent			4,210	$ 1,750
Amortization of Prepaid Bareboat Charter Hire			1,577	$ 1,431
Prepaid Bareboat Charter Hire			$ 8,592
M/T Stenaweco Energy Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term		7 years
Sale Leaseback Transaction, Rent Expense, Per Day		$ 8,586
Sale Leaseback Transaction, Buyback Period, Minimum Term		3 years
Sale Leaseback Transaction, Buyback Period, Maximum Term		7 years
M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day	$ 8,625
M/T Stenaweco Energy and M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Terms, Covenant, Leverage Ratio Maximum			75.00%
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Vessel Minimum			$ 750
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Bareboat Chartered-in Vessel Minimum			$ 500
Sale Leaseback Transaction, Number of Vessels			2
Sale Leaseback Transaction, Deferred Loss			$ 11,600